Finance Income and Costs - Details of Impairment Losses for Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 45,929	₩ 54,896	₩ 83,387
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets		14,519	5,255
Accounts receivable - trade [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	38,211	34,584	37,820
Other receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 7,718	₩ 5,793	₩ 40,312